Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
DGA Core Plus Absolute Return ETF
Shareholder Report [Line Items]
Fund Name	DGA Core Plus Absolute Return ETF
Class Name	DGA Core Plus Absolute Return ETF
Trading Symbol	HF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DGA Core Plus Absolute Return ETF (the "Fund") for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.daysadvisors.com. You can also request this information by contacting us at (833) 551-0417 or by writing to the DGA Core Plus Absolute Return ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 551-0417
Additional Information Website	www.daysadvisors.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGA Core Plus Absolute Return ETF	$135	1.35%

The Fund commenced operations on August 2, 2023. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 15.57% - at NAV. This compares to the 10.50% gross total return of the S&P® Target Risk Moderate Index and the 22.15% total return for the S&P 500® Index for the same period.Please note that this disclosure intentionally excludes any additional information that is not directly related to the factors affecting the fund's performance. In compliance with the final rules, we have omitted items such as the fund president's letter to shareholders, interviews with portfolio managers, general market commentary, and other similar information from this section.

What Factors Influenced Performance

a. Market Conditionsi. The global market conditions continued to be favorable to the fund’s performance. The fund’s core decision engine followed global macro momentum and actively shifted positioning between a hedged, moderate, and bullish risk model stance. There were numerous opportunities to capitalize off the year’s shifting momentum on the tail end of the Fed’s larger tightening cycle and its continued policy of higher rates for longer to ensure the pace of inflation trended downward.b. Investment Strategies and Techniquesi. The fund’s strategy continued to follow its core investment approach, which is elegantly simplified by the following.• If the overall momentum conditions we track deteriorate, then we reposition the portfolio momentum to focus on holdings with higher broader market correlation and apply hedges.•If the overall momentum conditions we track improve, then we re-position the portfolio momentum to include more holdings with lower broader market correlation and apply leverage.ii. This year, the fund continued to utilize this core strategy and employed techniques to capitalize on the shifting broader market conditions. This year's techniques included model-driven decision support, signal analysis, and experienced manager discretion. These techniques were drivers to navigating the portfolio’s actively managed shifts through hedged, moderate, and bullish investment stances. The methods determined the use of leverage, underlying correlations, and inverse ETFs in active portfolio construction.

Positioning

Global macro conditions: • Favorable Risk positioning: • Hedged • Moderate • Bullish	Strategy: • Core • No deviation Techniques employed: • Model-driven decision support • Signal Analysis • Experienced manager discretion	Portfolio construction: • Leverage • Correlations • Inverse ETFs

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	5 Year	3 Year	1 Year	Since Inception (11/26/2018)
DGA Core Plus Absolute Return ETF - at NAV	10.58%	9.89%	15.57%	12.27%
S&P® Target Risk Moderate Gross Total Return Index	5.16%	1.50%	10.50%	6.17%
S&P 500® Total Return Index	15.00%	9.60%	22.15%	15.56%

Performance Inception Date	Nov. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,676,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 246,779
Investment Company, Portfolio Turnover	642.00% [1]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$18,676
Number of Holdings	14
Total Management Fee	$246,779
Portfolio Turnover*	642%
*	Not annualized for periods less than one year.

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Security Type (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

*	Less than 0.05% of total net assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Direxion Daily S&P 500 Bear 1x Shares	21.5
SPDR Portfolio S&P 500 Value ETF	16.4
SPDR Portfolio S&P 500 Growth ETF	15.3
Vanguard Total Stock Market ETF	14.9
Vanguard Total World Stock ETF	11.9
Invesco QQQ Trust Series 1	4.8
iShares Russell 2000 ETF	3.2
iShares 20+ Year Treasury Bond ETF	3.0
SPDR S&P Biotech ETF	3.0
SPDR Dow Jones Industrial Average ETF Trust	2.0

Material Fund Change [Text Block]

How has the Fund changed?

In connection with a reorganization (Reorganization), the Fund assumed the assets and liabilities another investment vehicle (the “Predecessor Account”) as of the close of business on August 2, 2023. All historical financial information and other information relating to the Fund for periods prior to the closing of the Reorganization is that of the Predecessor Account.Effective August 26, 2024, the Fund’s name changed from “DGA Absolute Return ETF” to “DGA Core Plus Absolute Return ETF.”

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.

[1]	Not annualized for periods less than one year.